Other expenses and income	12 Months Ended
Jun. 30, 2024
Other expenses and income
Other expenses and income
5	Other expenses and income

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Includes:
Derivative (gains)/losses[1]	(2 364)	(3 287)	18 325
Translation losses/(gains)	839	(2 728)	(693)
Trade and other receivables	485	(1 436)	(456)
Trade and other payables	241	171	(147)
Foreign currency loans	263	161	785
Other[2]	(150)	(1 624)	(875)
Exploration expenditure and feasibility costs	422	751	366
Professional fees	2 076	2 455	1 916
Expected credit losses raised/(reversed)	189	234	(39)
1	Relates mainly to the Group’s hedging activities and embedded derivatives. Refer to note 36.
2	Other translation gains includes translation of intergroup treasury balances.

Research and development expenditure amounting to R1 513 million (2023: R1 388 million; 2022: R1 160 million) was expensed and is included in Employee-related expenditure, Depreciation and amortisation and Other expenses and income in the Income statement.